Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss)
Cost		$ 27,201	$ 27,560	$ 27,842
SG&A expense		19,688	19,003	18,609
Other (income) and expense	[1]	1,871	(914)	5,803
Interest expense		1,712	1,607	1,216
Gains/(Losses) of Total Hedge Activity		(515)	17	(225)
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		22	(5)	24
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		40	22	99
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		(10)	(11)	2
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		151	165	(211)
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		(515)	17	(225)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity		(51)	(54)	6
Services
Derivative Instruments, Gain (Loss)
Cost		20,529	21,051	21,062
Sales
Derivative Instruments, Gain (Loss)
Cost		6,303	6,127	6,374
Financing
Derivative Instruments, Gain (Loss)
Cost		$ 369	$ 382	$ 406

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.